Equity-Based Compensation - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense | $	$ 9.8
Stock Appreciation Rights And Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized after reverse recapitalization | $	18.4
Total unrecognized equity-based compensation expense | $	$ 0.9
Weighted average period of recognition	2 years 1 month 6 days
Weighted Average Remaining Contractual Term (in years)	6 years 4 months 24 days
Intrinsic value | $	$ 40.4
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of Reverse Recapitalization (in shares)	5,028
Weighted average period of recognition	8 months 12 days
Weighted Average Remaining Contractual Term (in years)	6 years 2 months 12 days
Intrinsic value | $	$ 71.5
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Effect of Reverse Recapitalization (in shares)	5,553,275
Employee Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized equity-based compensation expense | $	$ 17.8
Weighted average period of recognition	3 years 1 month 12 days
Period for service-based vesting condition	4 years
Awards term	3 years
Employee Equity Units | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting percentage	25.00%
Employee Equity Units | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting percentage	0.02%
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units reserved for issuance (in shares)	22,154,477
Number of shares authorized (in shares)	25,000,000
2021 Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	10,475,680
Number of shares reserved for issuance (in shares)	11,678,797
Employee Stock Purchase Plan | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	8,861,791